Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial information by segment [Abstract]
Loss attributable to the Company	$ 12,042	$ 19,172
Profit attributable to non-controlling interests	(2,200)	(8,108)
Income tax	(3,906)	15,241
Financial expense, net	80,467	81,192
Depreciation, amortization, and impairment charges	100,925	83,541
Total segment Adjusted EBITDA	(173,626)	(171,249)
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(12,042)	(19,172)
Profit attributable to non-controlling interests	2,200	8,108
Income tax	(3,906)	15,241
Financial expense, net	80,467	81,192
Depreciation, amortization, and impairment charges	100,925	83,541
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	5,982	2,339
Total segment Adjusted EBITDA	$ 173,626	$ 171,249